Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
Value Fund | Value Fund - Investor Class
Risk/Return:
Trading Symbol	WVALX
Partners Value Fund | Partners Value Fund - Investor Class
Risk/Return:
Trading Symbol	WPVLX
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Risk/Return:
Trading Symbol	WPOPX
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Risk/Return:
Trading Symbol	WPOIX
Research Fund | Research Fund
Risk/Return:
Trading Symbol	WRESX
Hickory Fund | Hickory Fund
Risk/Return:
Trading Symbol	WEHIX
Balanced Fund | Balanced Fund
Risk/Return:
Trading Symbol	WBALX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Institutional Class
Risk/Return:
Trading Symbol	WEFIX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Investor Class
Risk/Return:
Trading Symbol	WSHNX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Risk/Return:
Trading Symbol	WNTFX
Government Money Market Fund | Government Money Market Fund
Risk/Return:
Trading Symbol	WGMXX